SUPPLEMENT DATED AUGUST 17, 1998

                       TO THE PROSPECTUS DATED MAY 1, 1998

                                       OF

                           FRANKLIN VALUEMARK(R) FUNDS


THE SECTION "MANAGEMENT" IN THE PROSPECTUS IS AMENDED BY:

1) Restating certain Portfolios' "Management and Portfolio Administration Fees" in the subsection "Managers" as indicated below. The Portfolio Administration Fees for these Portfolios were inadvertently not included under "1997 Management and Portfolio Administration Fees," but were reflected in "1997 Total Operating Expenses." Accordingly, these portfolios' "1997 Total Operating Expenses" remain the same as in the May 1, 1998 prospectus.

                                          1997 MANAGEMENT            1997 TOTAL
--------------------------------------------------------------------------------
                                           AND PORTFOLIO              OPERATING
 PORTFOLIO (EXCEPT NEW PORTFOLIOS)         ADMINISTRATION FEES
                                                                      EXPENSES
 Mutual Discovery Securities Fund                .95%*                   1.06%
 Mutual Shares Securities Fund                   .75%*                    .80%
 Templeton Global Asset Allocation Fund          .80%*                    .94%
 Templeton International Smaller Companies Fund 1.00%*                   1.06%
 *Includes a .15% Administration Fee which is a direct expense of the Portfolio.

2) Adding the following sentence:

 Franklin Advisers, Inc. and Franklin Templeton Services, Inc. have agreed in advance to waive or limit their Management and Fund Administration Fees and to assume as their own expense certain expenses otherwise payable by the Global Health Care Securities Fund and Value Securities Fund as necessary so that through at least December 31, 1998, the total expenses of each portfolio do not exceed 1.00% of its average net assets.

3) Replacing the discussion under "Portfolio Operations" for the Portfolios listed with the following:

 GLOBAL HEALTH CARE SECURITIES FUND
 Kurt von Emster
 Evan McCulloch
 Rupert H. Johnson, Jr.

 GLOBAL UTILITIES SECURITIES FUND
 (FORMERLY UTILITY EQUITY FUND)
 Sally Edwards-Haff
 Ian Link

 TEMPLETON GLOBAL INCOME SECURITIES FUND
 Thomas J. Dickson
 Neil S. Devlin
 Thomas Latta

 TEMPLETON INTERNATIONAL SMALLER COMPANIES FUND
 Simon Rudolph
 Peter A. Nori
 Juan J. Benito

 MUTUAL DISCOVERY SECURITIES AND
 MUTUAL SHARES SECURITIES FUNDS
 Michael F. Price
 Peter A. Langerman
 Jeffrey A. Altman
 Robert L. Friedman
 Raymond Garea
 Lawrence N. Sondike
 David E. Marcus
 David J. Winters

4)  Changing  or  adding  the   following   to  the   subsection   "Biographical
Information":

 Jeffrey A. Altman
 Senior Vice President
 Franklin Mutual Advisers, Inc.

Mr. Altman has a Bachelor of Science degree from Tulane University. Before October 1996, Mr. Altman was employed as a research analyst and trader for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996 and has managed the Mutual Discovery and Mutual Shares Funds from inception.

 Robert L. Friedman
 Senior Vice President
 Franklin Mutual Advisers, Inc.

Mr. Friedman has a Bachelor of Arts degree in Humanities from the Johns Hopkins University and a Masters in Business Administration from the Wharton School, University of Pennsylvania. Before November 1996, Mr. Friedman was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996 and has managed the Mutual Discovery and Mutual Shares Funds from inception. On November 1, 1998, Mr. Friedman will become Chief Investment Officer of Franklin Mutual.

 Raymond Garea
 Senior Vice President
 Franklin Mutual Advisers, Inc.

Mr. Garea has a Bachelor of Science degree in Engineering from Case Institute of Technology and a Masters in Business Administration from the University of Michigan. Before November 1996, he was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996 and has managed the Mutual Discovery and Mutual Shares Funds from inception.

 Peter A. Langerman
 Senior Vice President and Chief Operating Officer
 Franklin Mutual Advisers, Inc.

Mr. Langerman has a Bachelor of Arts degree from Yale University, a Masters in Science from New York University Graduate School of Business and a Juris Doctor from Stanford University Law School. Before November 1996, he was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996 and has managed the Mutual Discovery and Mutual Shares Funds from inception. On November 1, 1998, Mr. Langerman will become Chief Executive Officer of Franklin Mutual.

 Thomas Latta
 Vice President of Templeton Global Bond Managers a division of Templeton Investment Counsel, Inc.

Mr. Latta received a Bachelor of Business Administration degree from the University of Miami (Florida). Mr. Latta is a Chartered Financial Analyst, and a member of the Association for Investment Management and Research and the Institute of Chartered Financial Analysts. He joined the Franklin Templeton organization in 1991, and has managed the Templeton Global Income Securities Fund since May 1998.

 David E. Marcus
 Senior Vice President
 Franklin Mutual Advisers, Inc.

Mr. Marcus holds a Bachelor of Science in Business Administration/Finance from Northeastern University. Before November 1996, he was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996 and has managed the Mutual Discovery and Mutual Shares Funds since March 1998.

 Michael F. Price
 Chief Executive Officer and President
 Franklin Mutual Advisers, Inc.

Mr. Price has a Bachelor of Arts degree in Business Administration from the University of Oklahoma. Before November 1996, Mr. Price was President and Chairman of Heine Securities Corporation, the predecessor of Franklin Mutual. He became Chief Executive Officer of Franklin Mutual in November 1996 and has managed the Mutual Discovery and Mutual Shares Funds from inception. After November 1, 1998, Mr. Price will continue as Chairman of the Board of Directors of Franklin Mutual but will not be involved in daily portfolio management.

 Lawrence N. Sondike
 Senior Vice President
 Franklin Mutual Advisers, Inc.

Mr. Sondike has a Bachelor of Arts degree from Cornell University and a Masters in Business Administration from New York University Graduate School of Business. Before November 1996, he was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996, and has managed the Mutual Discovery and Mutual Shares Funds from inception.

 David J. Winters
 Senior Vice President
 Franklin Mutual Advisers, Inc.

Mr. Winters is a Chartered Financial Analyst and holds a Bachelor of Arts degree in Economics from Cornell University. Before November 1996, he was a Research Analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996 and has managed the Mutual Discovery and Mutual Shares Funds since March 1998.




                        SUPPLEMENT DATED AUGUST 17, 1998

                       TO THE PROSPECTUS DATED MAY 1, 1998

                                       OF

                           FRANKLIN VALUEMARK(R) FUNDS


The  "Portfolio  Operations"  and  "Biographical   Information"  sections  under
"Management" for Mutual Discovery and Mutual Shares Funds are revised to read as follows:

 PORTFOLIO OPERATIONS

 MUTUAL DISCOVERY SECURITIES FUND AND
 MUTUAL SHARES SECURITIES FUND

 Michael F. Price
 Peter A. Langerman
 Jeffrey A. Altman
 Robert L. Friedman
 Raymond Garea
 Lawrence N. Sondike
 David E. Marcus
 David J. Winters

 BIOGRAPHICAL INFORMATION

 Jeffrey A. Altman
 Senior Vice President
 Franklin Mutual Advisers, Inc.

Mr. Altman has a Bachelor of Science degree from Tulane University. Before October 1996, Mr. Altman was employed as a research analyst and trader for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996 and has managed the Mutual Discovery and Mutual Shares Funds from inception.

 Robert L. Friedman
 Senior Vice President
 Franklin Mutual Advisers, Inc.

Mr. Friedman has a Bachelor of Arts degree in Humanities from the John Hopkins University and a Masters in Business Administration from the Wharton School, University of Pennsylvania. Before November 1996, Mr. Friedman was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996 and has managed the Mutual Discovery and Mutual Shares Funds from inception. On November 1, 1998, Mr. Friedman will become Chief Investment Officer of Franklin Mutual.

 Raymond Garea
 Senior Vice President
 Franklin Mutual Advisers, Inc.

Mr. Garea has a Bachelor of Science degree in Engineering from Case Institute of Technology and a Masters in Business Administration from the University of Michigan. Before November 1996, he was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996 and has managed the Mutual Discovery and Mutual Shares Funds from inception.

 Peter A. Langerman
 Senior Vice President and Chief Operating Officer
 Franklin Mutual Advisers, Inc.

Mr. Langerman has a Bachelor of Arts degree from Yale University, a Masters in Science from New York University Graduate School of Business and a Juris Doctor from Stanford University Law School. Before November 1996, he was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996 and has managed the Mutual Discovery and Mutual Shares Funds from inception. On November 1, 1998, Mr. Langerman will become Chief Executive Officer of Franklin Mutual.

 David E. Marcus
 Senior Vice President
 Franklin Mutual Advisers, Inc.

Mr. Marcus holds a Bachelor of Science in Business Administration/Finance from Northeastern University. Before November 1996, he was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996 and has managed the Mutual Discovery and Mutual Shares Funds since March 1998.

 Michael F. Price
 Chief Executive Officer and President
 Franklin Mutual Advisers, Inc.

Mr. Price has a Bachelor of Arts degree in Business Administration from the University of Oklahoma. Before November 1996, Mr. Price was President and Chairman of Heine Securities Corporation, the predecessor of Franklin Mutual. He became Chief Executive Officer of Franklin Mutual in November 1996 and has managed the Mutual Discovery and Mutual Shares Funds from inception. After November 1, 1998, Mr. Price will continue as Chairman of the Board of Directors of Franklin Mutual but will not be involved in daily portfolio management.

 Lawrence N. Sondike
 Senior Vice President
 Franklin Mutual Advisers, Inc.

Mr. Sondike has a Bachelor of Arts degree from Cornell University and a Masters in Business Administration from New York University Graduate School of Business. Before November 1996, he was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996, and has managed the Mutual Discovery and Mutual Shares Funds from inception.

 David J. Winters
 Senior Vice President
 Franklin Mutual Advisers, Inc.

Mr. Winters is a Chartered Financial Analyst and holds a Bachelor of Arts degree in Economics from Cornell University. Before November 1996, he was a Research Analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996 and has managed the Mutual Discovery and Mutual Shares Funds since March 1998.




                        SUPPLEMENT DATED AUGUST 17, 1998

                       TO THE PROSPECTUS DATED MAY 1, 1998

                                       OF

                            FRANKLIN VALUEMARK FUNDS


THE SECTION "MANAGEMENT" IN THE PROSPECTUS IS AMENDED BY:

1) Restating certain Portfolios' "Management and Portfolio Administration Fees" in the subsection "Managers" as indicated below. The Portfolio Administration Fees for these Portfolios were inadvertently not included under "1997 Management and Portfolio Administration Fees," but were reflected in "1997 Total Operating Expenses." Accordingly, these portfolios' "1997 Total Operating Expenses" remain the same as in the May 1, 1998 prospectus.

                                                    1997 MANAGEMENT  1997 TOTAL
--------------------------------------------------------------------------------
                                                    AND PORTFOLIO     OPERATING
PORTFOLIO (EXCEPT NEW PORTFOLIOS)                ADMINISTRATION FEES  EXPENSES
--------------------------------------------------------------------------------
Mutual Discovery Securities Fund .....................   .95%*         1.06%
Mutual Shares Securities Fund ........................   .75%*          .80%
Templeton Global Asset Allocation Fund ...............   .80%*          .94%
Templeton International Smaller Companies Fund .......  1.00%*         1.06%

*Includes a .15% Administration Fee which is a direct expense of the Portfolio.

2) Adding the following sentence:

Franklin Advisers, Inc. and Franklin Templeton Services, Inc. have agreed in advance to waive or limit their Management and Fund Administration Fees and to assume as their own expense certain expenses otherwise payable by the Value Securities Fund as necessary so that through at least December 31, 1998, the total expenses do not exceed 1.00% of its average net assets.

3) Replacing the discussion under "Portfolio Operations" for the Portfolios listed with the following:

GLOBAL UTILITIES SECURITIES FUND
(FORMERLY UTILITY EQUITY FUND)
Sally Edwards-Haff
Ian Link

TEMPLETON INTERNATIONAL SMALLER COMPANIES FUND
Simon Rudolph
Peter A. Nori
Juan J. Benito

MUTUAL DISCOVERY SECURITIES AND
MUTUAL SHARES SECURITIES FUNDS
Michael F. Price
Peter A. Langerman
Jeffrey A. Altman
Robert L. Friedman
Raymond Garea
Lawrence N. Sondike
David E. Marcus
David J. Winters

4)  Revising  the  subsection  "Biographical   Information"  for  the  following
individuals:

Jeffrey A. Altman
Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Altman has a Bachelor of Science degree from Tulane University. Before October 1996, Mr. Altman was employed as a research analyst and trader for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996 and has managed the Mutual Discovery and Mutual Shares Funds from inception.

Robert L. Friedman
Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Friedman has a Bachelor of Arts degree in Humanities from the John Hopkins University and a Masters in Business Administration from the Wharton School, University of Pennsylvania. Before November 1996, Mr. Friedman was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996 and has managed the Mutual Discovery and Mutual Shares Funds from inception. On November 1, 1998, Mr. Friedman will become Chief Investment Officer of Franklin Mutual.

Raymond Garea
Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Garea has a Bachelor of Science degree in Engineering from Case Institute of Technology and a Masters in Business Administration from the University of Michigan. Before November 1996, he was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996 and has managed the Mutual Discovery and Mutual Shares Funds from inception.

Peter A. Langerman
Senior Vice President and Chief Operating Officer
Franklin Mutual Advisers, Inc.

Mr. Langerman has a Bachelor of Arts degree from Yale University, a Masters in Science from New York University Graduate School of Business and a Juris Doctor from Stanford University Law School. Before November 1996, he was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996 and has managed the Mutual Discovery and Mutual Shares Funds from inception. On November 1, 1998, Mr. Langerman will become Chief Executive Officer of Franklin Mutual.

David E. Marcus
Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Marcus holds a Bachelor of Science in Business Administration/Finance from Northeastern University. Before November 1996, he was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996 and has managed the Mutual Discovery and Mutual Shares Funds since March 1998.

Michael F. Price
Chief Executive Officer and President
Franklin Mutual Advisers, Inc.

Mr. Price has a Bachelor of Arts degree in Business Administration from the University of Oklahoma. Before November 1996, Mr. Price was President and Chairman of Heine Securities Corporation, the predecessor of Franklin Mutual. He became Chief Executive Officer of Franklin Mutual in November 1996 and has managed the Mutual Discovery and Mutual Shares Funds from inception. After November 1, 1998, Mr. Price will continue as Chairman of the Board of Directors of Franklin Mutual but will not be involved in daily portfolio management.

Lawrence N. Sondike
Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Sondike has a Bachelor of Arts degree from Cornell University and a Masters in Business Administration from New York University Graduate School of Business. Before November 1996, he was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996, and has managed the Mutual Discovery and Mutual Shares Funds from inception.

David J. Winters
Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Winters is a Chartered Financial Analyst and holds a Bachelor of Arts degree in Economics from Cornell University. Before November 1996, he was a Research Analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996 and has managed the Mutual Discovery and Mutual Shares Funds since March 1998.